SUMMARY OF IMPACT OF CORRECTIONS BASED ON RECLASSIFICATION OF CERTAIN ACCOUNTING CAPTIONS (Details)	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 SGD ($)
Operating expenses:
Sales and distribution expenses	$ (1,866,300)	$ (2,292,629)	$ (3,078,543)	$ (1,993,168)	$ (2,747,981)
General and administrative expenses	(2,669,337)	(1,133,060)	(1,521,472)	(976,200)	(1,345,886)
Total operating expenses	(4,535,637)	(3,425,689)	(4,600,015)	(2,969,368)	(4,093,867)
Income from operations	(1,788,938)	210,459	282,604	742,894	1,024,229
Other income:
Interest income		6,132	8,234
Government subsidies	15,552	8,564	11,500	57,084	78,702
Sundry income	107,191	12,344	16,575	14,749	20,334
Total other income, net	122,743	27,040	36,309	71,833	99,036
Income before income taxes	$ (1,666,195)	237,499	318,913	814,727	1,123,265
Previously Reported [Member]
Operating expenses:
Sales and distribution expenses			(3,079,243)		(2,747,981)
General and administrative expenses			(1,598,960)		(1,355,809)
Total operating expenses			(4,678,203)		(4,103,790)
Income from operations			204,416		1,014,306
Other income:
Interest income
Government subsidies
Sundry income			114,497		108,959
Total other income, net			114,497		108,959
Income before income taxes			318,913		1,123,265
Foreign Currency Translation [Member]
Operating expenses:
Sales and distribution expenses		785,914	700	754,813
General and administrative expenses		388,412	77,488	369,686	9,923
Total operating expenses		1,174,326	78,188	1,124,499	9,923
Income from operations		(72,145)	78,188	(281,335)	9,923
Other income:
Interest income		(2,102)	8,234
Government subsidies		(2,936)	11,500	(21,618)	78,702
Sundry income		(4,231)	(97,922)	(5,585)	(88,625)
Total other income, net		(9,269)	(78,188)	(27,203)	(9,923)
Income before income taxes		$ (81,414)		$ (308,538)